EIP Receivables - Summary of Impact of Sales of EIP receivables (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Receivable [Line Items]
EIP receivables derecognized	$ 23,276	$ 52,308
Cash proceeds	(20,313)	(44,792)
Reversal of unamortized imputed discount	(1,773)	(3,941)
Reversal of allowance for doubtful accounts	(1,397)	(2,396)
Pre-tax (gain) loss on sales of EIP receivables	$ (207)	$ 1,179